ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Restated) - Schedules of Accumulate Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net (loss) gain on qualifying cash flow hedging instruments, including share of affiliate	$ (192)	$ 8,672	$ 2,003
Losses associated with pensions, net of tax recoveries of $nil (2014: $0.2 million)	(12,400)	(15,251)	(12,731)
Losses associated with pensions, tax recoveries	0	200
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	2,237,422	1,771,727	1,755,947
Other comprehensive (loss) income before reclassification	(1,971)	914	14,085
Amount reclassified from accumulated other comprehensive income	382	3,235	8
Net current-period other comprehensive income	(1,589)	4,149	14,093
Transfer of additional paid in capital	1,579
Balance at end of the period	1,916,179	2,237,422	1,771,727
Pension and post retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(15,251)	(12,731)	(17,809)
Other comprehensive (loss) income before reclassification	2,851	(2,520)	5,078
Amount reclassified from accumulated other comprehensive income	0	0	0
Net current-period other comprehensive income	2,851	(2,520)	5,078
Transfer of additional paid in capital	0
Balance at end of the period	(12,400)	(15,251)	(12,731)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	4,042	(2,676)	(6,832)
Other comprehensive (loss) income before reclassification	0	3,483	4,148
Amount reclassified from accumulated other comprehensive income	382	3,235	8
Net current-period other comprehensive income	382	6,718	4,156
Transfer of additional paid in capital	(4,424)
Balance at end of the period	0	4,042	(2,676)
Share of affiliates comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	4,630	4,679	(180)
Other comprehensive (loss) income before reclassification	(4,822)	(49)	4,859
Amount reclassified from accumulated other comprehensive income	0	0	0
Net current-period other comprehensive income	(4,822)	(49)	4,859
Transfer of additional paid in capital	0
Balance at end of the period	(192)	4,630	4,679
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(6,579)	(10,728)	(24,821)
Transfer of additional paid in capital	(4,424)
Balance at end of the period	$ (12,592)	$ (6,579)	$ (10,728)